SUMMARY OF STOCK OPTION ACTIVITY (Details) - $ / shares	3 Months Ended	9 Months Ended				12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021		Dec. 31, 2020		Mar. 31, 2021		Mar. 31, 2020
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Number of Options, Granted	100,000			100,000
Weighted Average Exercise Price, Granted	$ 0.29			$ 0.29
Equity Option [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Number of Options, Balance at Beginning of Year		1,680,000	[1]	2,230,000	[1]	2,230,000	[1]	2,210,000
Weighted Average Exercise Price, Balance at Beginning of Year		$ 0.32	[1]	$ 0.26	[1]	$ 0.26	[1]	$ 0.25
Number of Options, Granted		110,000				100,000		100,000
Weighted Average Exercise Price, Granted		$ 0.25				$ 0.29		$ 0.38
Number of Options, Exercised		(80,000)				(440,000)		(60,000)
Weighted Average Exercise Price, Exercised		$ 0.18				$ 0.06		$ 0.17
Number of Options, Balance at End of Year		1,710,000				1,680,000	[1]	2,230,000	[1]
Weighted Average Exercise Price, Balance at End of Year		$ 0.33				$ 0.32	[1]	$ 0.26	[1]
Number of Options, exercisable at end of period		1,600,000				1,580,000		2,130,000
Weighted Average Exercise Price, Options exercisable at end of period		$ 0.33				$ 0.33		$ 0.25
Number of Options, Forfeited						(210,000)		(20,000)
Weighted Average Exercise Price, Forfeited						$ 0.17		$ 0.03
Number of Options, Exercisable at End of Year		1,600,000				1,580,000		2,130,000
Weighted Average Exercise Price, Options Exercisable at End of Year		$ 0.33				$ 0.33		$ 0.25

[1]	Total number of options outstanding as of March 31, 2021 includes 600,000 options issued to five current and two former directors as compensation and 1,040,000 options issued to key employees that were not issued from the Plan.